Expense Example {- Franklin Floating Rate Daily Access Fund} - Franklin Investors Securities Trust - FIST2-35 - Franklin Floating Rate Daily Access Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 321
3 years	530
5 years	757
10 years	1,410
Class C
Expense Example:
1 year	238
3 years	437
5 years	758
10 years	1,668
Class R6
Expense Example:
1 year	63
3 years	222
5 years	395
10 years	897
Advisor Class
Expense Example:
1 year	73
3 years	234
5 years	409
10 years	$ 917